Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Assets
As of December 31, 2020 and 2019, the following table provides a reconciliation of the other current assets within the Consolidated Balance Sheets:

(in thousands of $)	2020	2019
Trade accounts receivable, net	4,050	5,425
Accrued income	6,024	2,534
Prepaid expenses	11,344	2,788
Other receivables	3,643	1,044
Total other current assets	25,061	11,791